Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Common Share Warrant Activity

The following table summarizes the common share warrant activity for the six-month period ended June 30, 2025:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term
Balance at January 1, 2025	1,598,962	$16.44	3.32
Issuances	1,859,126	1.16
Exercises	(76,817)	1.43
Balance outstanding and exercisable at June 30, 2025	3,381,241	$8.38	3.00

Schedule of Stock Option Activity

The following table summarizes total share option activity for the six-month period ended June 30, 2025:

	Number of Options	Weighted Average Exercise Price
Balance at December 31, 2024	34,417	$47.14
Granted	—	—
Exercised	—	—
Expired/cancelled	—	—
Balance at June 30, 2025	34,417	$47.14
Options vested and exercisable	24,164

Schedule of Unvested Stock Option

The following table summarizes unvested share option activity for the six-month period ended June 30, 2025:

	Non-Vested Options	Weighted Average Grant date Fair Value
Balance at December 31, 2024	15,301	$41.11
Granted	—
Vested	5,048
Forfeited	—
Balance at June 30, 2025	10,253	$37.99